Accounting policies (Details 3)	12 Months Ended
Dec. 31, 2018
Fixtures And Fittings [Member]
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates of property, plant and equipment	25% per annum straight line
Leasehold Improvements [Member]
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates of property, plant and equipment	the shorter of 10% per annum straight line or over the lease term
Computer Equipment [Member]
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates of property, plant and equipment	25% per annum straight line
Laboratory Equipment [Member]
Disclosure of voluntary change in accounting policy [line items]
Depreciation rates of property, plant and equipment	15% - 25% per annum straight line